Income Taxes (Tables)	12 Months Ended
Apr. 30, 2021
Disclosure Of Income Taxes [Abstract]
Summary of Differences and Related Tax Effects	The reasons for the differences and related tax effects are as follows:
	2021	2020
	$	$
Earnings (loss) before income taxes	(5,995)	(5,293)

Income taxes (recovery) on earnings before income taxes, at above basic rate	(1,619)	(1,429)
Increase (decrease) in taxes resulting from:
Nondeductible expenses	558	383
Effects of tax rate change and foreign exchange	440	(64)
Tax rate difference by jurisdiction	(103)	55
Tax benefits not recognized	2,069	709
Income taxes (recovery)	1,345	(346)

	2021	2020
	$	$
Current income taxes	1,428	109
Deferred income taxes (recovery)	(83)	(455)
Income taxes (recovery)	1,345	(346)

Summary of Temporary Differences to Deferred Income Tax Assets and Liabilities

Temporary differences give rise to the following deferred income tax assets and liabilities:

	2021	2020
	$	$
Non-capital losses carried forward (expire from 2026 to 2039)	5,820	3,721
Other tax pools	1,790	1,468
Capital losses carried forward	148	148
Equipment and leasehold improvements	57	66
Inventory and intangible assets	(1,502)	(1,608)
Financing costs	804	152
Less: unrecognized deferred income tax asset	(8,609)	(5,549)
Deferred income tax liabilities	(1,492)	(1,602)